Loans and Allowance for Credit Losses, Key Inputs and Assumptions - Additional Information (Detail) - $ / Perbarrel	3 Months Ended	6 Months Ended	12 Months Ended			48 Months Ended			60 Months Ended
	Dec. 31, 2022	Apr. 30, 2022	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Apr. 30, 2027	Jan. 31, 2027	Oct. 31, 2026	Jan. 31, 2027
Oil price (West Texas Intermediate) average price [member] | Alternative Downside Scenario [Member] | Next Twelve Months [member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel			30
Oil price (West Texas Intermediate) average price [member] | Alternative Downside Scenario [Member] | Next Two To Five Years [member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel						43
Oil price (West Texas Intermediate) average price [member] | Base Scenario [member] | Next Twelve Months [member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel			94	76	71
Oil price (West Texas Intermediate) average price [member] | Base Scenario [member] | Next Two To Five Years [member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel						75	58	56
Oil price (West Texas Intermediate) average price [member] | Upside Scenario [member] | Next Twelve Months [member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel			120
Oil price (West Texas Intermediate) average price [member] | Upside Scenario [member] | Next Two To Five Years [member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel						80
Canadian unemployment rate [member] | Quarterly Average [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage		5.40%
US unemployment rate [member] | Quarterly Average [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage		3.80%
U.S. GDP growth rate [member] | Above Q4 2021 Level [member]
Statement [Line Items]
Average value macroeconomic drivers percentage	2.30%
Canada GDP growth rate [member] | Above Q4 2021 Level [member]
Statement [Line Items]
Average value macroeconomic drivers percentage	3.80%
Canadian housing price index [member] | Alternative Downside Scenario [Member] | Next Two To Five Years [member]
Statement [Line Items]
Average value macroeconomic drivers percentage						4.20%
Canadian housing price index [member] | Base Scenario [member] | Next Twelve Months [member]
Statement [Line Items]
Average value macroeconomic drivers percentage			(3.60%)	0.50%	0.10%
Canadian housing price index [member] | Base Scenario [member] | Next Two To Five Years [member]
Statement [Line Items]
Average value macroeconomic drivers percentage						4.30%		4.10%	4.20%
Canadian housing price index [member] | Upside Scenario [member] | Next Two To Five Years [member]
Statement [Line Items]
Average value macroeconomic drivers percentage			10.90%			9.50%
Canadian housing price index growth (contraction) rate [member] | Alternative Downside Scenario [Member] | Next Twelve Months [member]
Statement [Line Items]
Average value macroeconomic drivers percentage			(30.00%)